Issued capital and reserves - Issued share capital and share premium (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year	€ (152,679)	€ 22,844	€ 83,167	€ (100,590)	€ 71,497	€ 86,967
Effects of the capital reorganization		(73,656)			(73,656)
Issue of share capital			(178)	46
Acquisition of treasury shares	(46)			(46)
Equity balance as of end of the year	(146,236)	(57,176)	92,187	(146,236)	(57,176)	92,187
Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year	1,625,528	392,197		1,625,528	392,197
Effects of the capital reorganization	0	914,852		0	914,852
Issue of share capital	46	295		46	295
Share premium contribution	0	268,184		0	268,184
Conversion of shares	0	0		0	0
Acquisition of treasury shares	(46)	(10,058)		(46)	(10,058)
Equity balance as of end of the year	1,625,528	1,565,470		1,625,528	1,565,470
Ordinary shares | Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year	1,529,980	392,197	392,197	1,530,346	392,197	392,197
Effects of the capital reorganization	0	801,569	0	0	801,569	0
Issue of share capital	46	259	0	46	259	0
Share premium contribution	0	234,976	0	0	234,976	0
Conversion of shares	0	0	0	(366)	0	0
Acquisition of treasury shares	(46)	(8,812)	0	(46)	(8,812)	0
Equity balance as of end of the year	1,529,980	1,420,189	€ 392,197	1,529,980	1,420,189	€ 392,197
Preference shares | Issued share capital and share premium
Disclosure of classes of share capital [line items]
Equity balance as of beginning of the year	95,548	0		95,182	0
Effects of the capital reorganization	0	113,283		0	113,283
Issue of share capital	0	36		0	36
Share premium contribution	0	33,208		0	33,208
Conversion of shares	0	0		366	0
Acquisition of treasury shares	0	(1,246)		0	(1,246)
Equity balance as of end of the year	€ 95,548	€ 145,281		€ 95,548	€ 145,281